IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Market Risk [line items]
Total VaR (one-day measure)	$ 7.6	$ 7.9
Stressed total VaR (one-day measure)	31.2	33.2
IRC (one-year measure)	114.0	182.3
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0	5.7
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	8.4
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1	6.5
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.6
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.3
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	2.9
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(8.1)	(18.5)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	14.6	13.9
Stressed total VaR (one-day measure)	49.9	40.8
IRC (one-year measure)	178.9	266.4
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	16.3	15.0
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.0	11.8
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.5	7.8
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8	3.8
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0	6.1
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3	5.7
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	5.5	4.6
Stressed total VaR (one-day measure)	16.1	15.3
IRC (one-year measure)	95.7	144.6
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.7	4.1
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9	5.8
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6	2.3
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.5	0.4
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.0
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	2.1
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.7	7.6
Stressed total VaR (one-day measure)	30.0	28.0
IRC (one-year measure)	130.7	203.5
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.3	8.7
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4	8.5
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9	4.1
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8	1.4
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	3.0
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2	3.1
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (13.2)	$ (21.2)